Shareholder Report, Holdings (Details)	Dec. 31, 2025
Madison Aggregate Bond ETF | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Madison Aggregate Bond ETF | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Madison Aggregate Bond ETF | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Madison Aggregate Bond ETF | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Madison Aggregate Bond ETF | Towd Point Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Madison Aggregate Bond ETF | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Madison Aggregate Bond ETF | PNC Financial Services Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Madison Aggregate Bond ETF | GE HealthCare Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Madison Aggregate Bond ETF | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Madison Aggregate Bond ETF | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Madison Aggregate Bond ETF | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Madison Aggregate Bond ETF | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Madison Aggregate Bond ETF | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
Madison Aggregate Bond ETF | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Madison Aggregate Bond ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Madison Aggregate Bond ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Madison Covered Call ETF | Danaher Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Madison Covered Call ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Madison Covered Call ETF | AES Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Madison Covered Call ETF | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Madison Covered Call ETF | AccenturePLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Madison Covered Call ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Madison Covered Call ETF | Lowe’s Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Madison Covered Call ETF | Agilent Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Madison Covered Call ETF | Microchip Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Madison Covered Call ETF | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Madison Covered Call ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Madison Covered Call ETF | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Madison Covered Call ETF | Industrials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Madison Covered Call ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Madison Covered Call ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Madison Covered Call ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Madison Covered Call ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Madison Covered Call ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Madison Covered Call ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Madison Covered Call ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Madison Dividend Value ETF | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Madison Dividend Value ETF | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Madison Dividend Value ETF | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Madison Dividend Value ETF | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Madison Dividend Value ETF | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Madison Dividend Value ETF | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Madison Dividend Value ETF | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Madison Dividend Value ETF | Blackrock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Madison Dividend Value ETF | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Madison Dividend Value ETF | Honeywell International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Madison Dividend Value ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Madison Dividend Value ETF | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Madison Dividend Value ETF | Industrials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Madison Dividend Value ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Madison Dividend Value ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Madison Dividend Value ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Madison Dividend Value ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Madison Dividend Value ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Madison Dividend Value ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Madison Dividend Value ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Madison Short-Term Strategic Income ETF | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Madison Short-Term Strategic Income ETF | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Madison Short-Term Strategic Income ETF | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Madison Short-Term Strategic Income ETF | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Madison Short-Term Strategic Income ETF | PNC Financial Services Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Madison Short-Term Strategic Income ETF | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Madison Short-Term Strategic Income ETF | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Madison Short-Term Strategic Income ETF | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Madison Short-Term Strategic Income ETF | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Madison Short-Term Strategic Income ETF | Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Madison Short-Term Strategic Income ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Madison Short-Term Strategic Income ETF | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Madison Short-Term Strategic Income ETF | Industrials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Madison Short-Term Strategic Income ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Madison Short-Term Strategic Income ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Madison Short-Term Strategic Income ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Madison Short-Term Strategic Income ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Madison Short-Term Strategic Income ETF | Mortgage Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Madison Short-Term Strategic Income ETF | Asset Backed Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Madison Short-Term Strategic Income ETF | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%